Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Principal Outstanding	$ 2,519,857	$ 2,658,023
Unamortized debt issuance cost	(18,024)	(14,564)
Total	2,501,833	2,643,459
Short-term debt	10,190	10,190
Long-term debt	$ 2,491,643	$ 2,633,269